SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

Cash Management Fund
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
DWS Alternative Asset Allocation Plus Fund
DWS Blue Chip Fund
DWS Communications Fund
DWS Core Fixed Income Fund
DWS Disciplined Market Neutral Fund
DWS Diversified International Equity Fund
DWS Enhanced Commodity Strategy Fund

DWS Global Inflation Plus Fund
DWS Gold & Precious Metals Fund
DWS High Income Fund
DWS High Income Plus Fund
DWS Lifecycle Long Range Fund
DWS Massachusetts Tax-Free Fund
DWS Mid Cap Growth Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund

DWS Select Alternative Allocation Fund
DWS Short Duration Fund
DWS Short Duration Plus Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities Fund
DWS Strategic Income Fund
DWS Technology Fund
NY Tax Free Money Fund
Tax Free Money Fund Investment

The Boards of Trustees or Directors of each of the above-listed funds recently approved a series of fund reorganizations designed to create operational and administrative efficiencies by realigning the funds into trusts and corporations by asset class and reducing the number of trusts and corporations overseen by the DWS Funds Board. These reorganizations will be accomplished by reorganizing each of the funds from its current Massachusetts business trust or Maryland corporation into a corresponding newly created series of another Massachusetts business trust or Maryland corporation, as applicable. Each newly created “shell” series will be substantially similar to its corresponding current fund, except for the trust or corporation of which it will become a part. On or about the effective date listed below, all of the assets and liabilities of the current series will be transferred to the corresponding new shell series. The proposed reorganizations do not require the approval of shareholders in order to be effective. Each reorganization is subject to receipt of an opinion of tax counsel that the transaction can be accomplished on a tax-free basis.

Fund	Current Legal Entity	Proposed Legal Entity	Effective Date
Cash Management Fund	DWS Institutional Funds	DWS Money Market Trust	April 29, 2011
Cash Reserves Fund Institutional	DWS Institutional Funds	DWS Money Market Trust	April 29, 2011
Daily Assets Fund Institutional	DWS Institutional Funds	DWS Money Market Trust	November 1, 2011
DWS Alternative Asset Allocation Plus Fund	DWS Equity Trust	DWS Market Trust	April 29, 2011
DWS Blue Chip Fund	DWS Blue Chip Fund	DWS Investment Trust	February 1, 2011
DWS Communications Fund	DWS Communications Fund, Inc.	DWS Securities Trust	April 29, 2011
DWS Core Fixed Income Fund	DWS Advisor Funds	DWS Income Trust	February 1, 2011
DWS Disciplined Market Neutral Fund	DWS Equity Trust	DWS Market Trust	December 1, 2011
DWS Diversified International Equity Fund	DWS Advisor Funds	DWS International Fund, Inc.	February 1, 2011
DWS Enhanced Commodity Strategy Fund	DWS Institutional Funds	DWS Securities Trust	April 29, 2011
DWS Global Inflation Plus Fund	DWS Institutional Funds	DWS Income Trust	February 1, 2011
DWS Gold & Precious Metals Fund	DWS Mutual Funds, Inc.	DWS Securities Trust	March 1, 2011
DWS High Income Fund	DWS High Income Series	DWS Income Trust	February 1, 2011
DWS High Income Plus Fund	DWS Advisor Funds	DWS Income Trust	February 1, 2011
DWS Lifecycle Long Range Fund	DWS Advisor Funds	DWS Market Trust	April 29, 2011
DWS Massachusetts Tax-Free Fund	DWS State Tax Free Trust	DWS State Tax Free Income Series	August 1, 2011
DWS Mid Cap Growth Fund	DWS Advisor Funds	DWS Investment Trust	February 1, 2011
DWS RREEF Global Real Estate Securities Fund	DWS Advisor Funds	DWS Securities Trust	April 29, 2011
DWS RREEF Real Estate Securities Fund	DWS Advisor Funds	DWS Securities Trust	April 29, 2011
DWS S&P 500 Index Fund	DWS Investment Trust	DWS Institutional Funds	April 29, 2011
DWS Select Alternative Allocation Fund	DWS Equity Trust	DWS Market Trust	December 1, 2011
DWS Short Duration Fund	DWS Advisor Funds	DWS Income Trust	February 1, 2011
DWS Short Duration Plus Fund	DWS Advisor Funds	DWS Income Trust	February 1, 2011
DWS Short-Term Municipal Bond Fund	DWS Advisor Funds	DWS Municipal Trust	February 1, 2011
DWS Small Cap Growth Fund	DWS Advisor Funds	DWS Investment Trust	February 1, 2011
DWS Strategic Government Securities Fund	DWS Strategic Government Securities Fund	DWS Income Trust	February 1, 2011
DWS Strategic Income Fund	DWS Strategic Income Fund	DWS Income Trust	February 1, 2011
DWS Technology Fund	DWS Technology Fund	DWS Securities Trust	March 1, 2011
NY Tax Free Money Fund	DWS Advisor Funds	DWS Money Market Trust	April 29, 2011
Tax Free Money Fund Investment	DWS Advisor Funds	DWS Money Market Trust	April 29, 2011

Please Retain This Supplement for Future Reference

December 7, 2010